Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Balance at beginning	$ 199,834
Amortization	66,632	$ 17,077	$ 14,266
Balance at ending	175,254	199,834
Carrying values
Intangible assets
Balance at beginning	199,834	202,125
Balance at ending	175,254	199,834	202,125
Cost
Intangible assets
Balance at beginning	294,751	287,905
Additions	42,052	26,005
Foreign currency translation adjustment		(19,159)
Balance at ending	336,803	294,751	287,905
Accumulated amortization
Intangible assets
Balance at beginning	(94,917)	(85,780)
Amortization	66,632	17,077
Foreign currency translation adjustment		(7,940)
Balance at ending	$ (161,549)	$ (94,917)	$ (85,780)